Interest Rate Contracts	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative [Line Items]
Interest Rate Contracts
Interest Rate Contracts

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both business operations and economic conditions. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of debt funding and the use of derivative financial instruments. Specifically, the Company entered into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by expected cash payments principally related to borrowings and interest rates. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. The Company does not use derivatives for trading or speculative purposes.

Derivative Instruments

The Company entered into an interest rate swap agreement to hedge the variable cash flows associated with the LIBO Rate-based variable-rate debt on the Company's Revolving Credit Facility. The interest rate swap is effective for the period from April 1, 2016 to December 12, 2018 with a notional amount of $100.0 million.

Effective as of November 1, 2017, Griffin Capital Essential Asset Operating Partnership, L.P., an affiliated party of the Sponsor, novated one of its $100.0 million swaps to the Operating Partnership, as a result of the repayment of debt. The terms of the cash flow swap are listed in the table below.

On April 30, 2018, the Company settled the $100.0 million cash flow hedge contract purchased from Griffin Capital Essential Asset Operating Partnership, L.P., which resulted in the Company receiving a net settlement of approximately $0.1 million.

The change in the fair value of derivatives designated and qualifying as cash flow hedges is initially recorded in AOCI and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in accumulated other comprehensive income ("AOCI") related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt.

The following table sets forth a summary of the interest rate swaps at September 30, 2018 and December 31, 2017:

				Fair Value (1)
Derivative Instruments	Effective Date	Maturity Date/ Termination	Interest Strike Rate	September 30, 2018	December 31, 2017
Assets
Interest Rate Swap	4/1/2016	12/12/2018	0.74%	$310	$967
Interest Rate Swap (terminated on April 30, 2018)	11/1/2017	4/30/2018	1.50%	—	65
				$310	$1,032

(1)
The Company records all derivative instruments on a gross basis on the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of September 30, 2018, the Company's derivative was in an asset position, and as such, the fair value is included in the line item "Other Assets, net" on the consolidated balance sheet.

The following table sets forth the impact of the interest rate swaps on the consolidated financial statements for the nine months ended September 30, 2018 and 2017:

	Nine Months Ended September 30,
	2018	2017
Interest Rate Swaps in Cash Flow Hedging Relationship:
Amount of (gain) recognized in AOCI on derivatives	$(281)	$(190)
Amount of gain reclassified from AOCI into earnings under “Interest expense”	$922	$207
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$14,775	$11,445

During the twelve months subsequent to September 30, 2018, the Company estimates that an additional $0.3 million of income will be recognized from AOCI into earnings.

The Company's agreements with the derivative counterparties contain a provision where if the Company defaults on any of the Company's indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender within a specified time period, then the Company could also be declared in default on its derivative obligations.

As of September 30, 2018, the fair value of the interest rate swap was in an asset position excluding any adjustment for nonperformance risk related to the Company's derivative counterparty agreement, which was approximately $0.3 million. As of September 30, 2018, the Company had not posted any collateral related to the Company's derivative counterparty agreements.

Interest Rate Contracts
Risk Management Objective of Using Derivatives
The Company is exposed to certain risks arising from both business operations and economic conditions. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of debt funding and the use of derivative financial instruments. Specifically, the Company entered into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by expected cash payments principally related to borrowings and interest rates. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. The Company does not use derivatives for trading or speculative purposes.
Derivative Instruments
On February 25, 2016, the Company entered into an interest rate swap agreement to hedge the variable cash flows associated with the LIBO Rate-based variable-rate debt on the Company’s Revolving Credit Facility. The interest rate swap is effective for the period from April 1, 2016 to December 12, 2018 with a notional amount of $100.0 million.
Effective as of November 1, 2017, Griffin Capital Essential Asset Operating Partnership, L.P, an affiliated party of the Company, novated one of its $100 million swaps to the Operating Partnership, as a result of the repayment of debt. The terms of the cash flow swap are listed in the table below.
The effective portion of the change in the fair value of derivatives designated and qualifying as cash flow hedges is initially recorded in AOCI and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt.
The following table sets forth a summary of the interest rate swaps at December 31, 2017 and December 31, 2016:

				Fair Value (1)		Current Effective Notional Amount (2)
Derivative Instrument	Effective Date	Maturity Date	Interest Strike Rate	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Assets
Interest Rate Swap	4/1/2016	12/12/2018	0.74%	$967	$996	$100,000	$100,000
Interest Rate Swap (3)	11/1/2017	7/1/2018	1.50%	65	—	100,000	—
Total				$1,032	$996	$200,000	$100,000

(1)
The Company records all derivative instruments on a gross basis on the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of December 31, 2017, the Company’s derivatives were in asset positions, and as such, the fair value is included in the line item “Other Assets, net” on the consolidated balance sheet.

(2)	Represents the notional amount of swap that was effective as of the balance sheet date of December 31, 2017 and December 31, 2016.

(3)
Effective as of November 1, 2017, Griffin Capital Essential Asset Operating Partnership, L.P, an affiliated party novated a $100 million interest rate swap agreement with an expiration date of June 1, 2018 to the Company’s Operating Partnership. The Company paid approximately nine thousand dollars, which approximated fair value.

The following table sets forth the impact of the interest rate swaps on the consolidated financial statements for the periods presented:

	Year Ended December 31,
	2017	2016
Interest Rate Swaps in Cash Flow Hedging Relationship:
Amount of loss recognized in AOCI on derivative (effective portion)	$428	$662
Amount of (gain) loss reclassified from AOCI into earnings under “Interest expense” (effective portion)	$(319)	$179
Amount of (loss) gain recognized in earnings under “Interest expense” (ineffective portion and amount excluded from effectiveness testing)	$(80)	$155

During the twelve months subsequent to December 31, 2017, the Company estimates that an additional $1.0 million will be recognized from AOCI into earnings.
The Company’s agreement with the derivative counterparty contains a provision where if the Company defaults on any of the Company’s indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender within a specified time period, then the Company could also be declared in default on its derivative obligation.
As of December 31, 2017, the fair value of interest rate swaps were in asset positions excluding any adjustment for nonperformance risk related to the Company’s derivative counterparty agreement, which was approximately $1.0 million. As of December 31, 2017, the Company had not posted any collateral related to the Company’s derivative counterparty agreement.

Griffin Capital Essential Asset REIT, Inc. [Member]
Derivative [Line Items]
Interest Rate Contracts

6.	Interest Rate Contracts
Risk Management Objective of Using Derivatives
The Company is exposed to certain risks arising from both business operations and economic conditions. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by expected cash payments principally related to borrowings and interest rates. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. The Company does not use derivatives for trading or speculative purposes.
Derivative Instruments
On August 31, 2018, the Company executed four interest rate swap agreements to hedge future variable cash flows associated with London Interbank Offered Rate ("LIBOR"). The forward-starting interest rate swaps with a total notional amount of $425 million become effective on July 1, 2020 and have a term of five years.
The Company has entered into interest rate swap agreements to hedge the variable cash flows associated with certain existing or forecasted LIBOR based variable-rate debt, including the Company's Unsecured Credit Facility. The change in the fair value of derivatives designated and qualifying as cash flow hedges is initially recorded in AOCI and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in accumulated other comprehensive income ("AOCI") related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt.
The following table sets forth a summary of the interest rate swaps at September 30, 2018 and December 31, 2017:

					Fair Value (1)
Derivative Instrument	Notional Amounts	Effective Date	Maturity Date	Interest Strike Rate	September 30, 2018	December 31, 2017
Assets
Interest Rate Swap	$425,000	7/9/2015	7/1/2020	1.69%	$8,016	$3,255
Interest Rate Swap	300,000	1/1/2016	7/1/2018	1.32%	—	458
Interest Rate Swap	125,000	7/1/2020	7/1/2025	2.82%	903	—
Interest Rate Swap	100,000	7/1/2020	7/1/2025	2.82%	697	—
Interest Rate Swap	100,000	7/1/2020	7/1/2025	2.83%	677	—
Interest Rate Swap	100,000	7/1/2020	7/1/2025	2.84%	599	—
Total	$1,150,000				$10,892	$3,713

(1)
The Company records all derivative instruments on a gross basis in the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of September 30, 2018, derivatives in an asset position are included in the line item "Other assets" in the consolidated balance sheets at fair value.

The following table sets forth the impact of the interest rate swaps on the consolidated statements of operations for the periods presented:

	Nine Months Ended September 30,
	2018	2017
Interest Rate Swap in Cash Flow Hedging Relationship:
Amount of (gain) loss recognized in AOCI on derivatives	$(8,458)	$(142)
Amount of gain (loss) reclassified from AOCI into earnings under “Interest expense”	$1,182	$(3,330)
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$41,251	$37,232
During the 12 months subsequent to September 30, 2018, the Company estimates that an additional $3.9 million of income will be recognized from AOCI into earnings.
Certain agreements with the derivative counterparties contain a provision where if the Company defaults on any of the Company's indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender within a specified time period, then the Company could also be declared in default on its derivative obligations.
As of September 30, 2018 and December 31, 2017, the fair value of interest rate swaps in a net asset position, which excludes any adjustment for nonperformance risk related to these agreements, was approximately $10.9 million and $3.7 million, respectively. As of September 30, 2018 and December 31, 2017, the Company had not posted any collateral related to these agreements.

Interest Rate Contracts
Risk Management Objective of Using Derivatives
The Company is exposed to certain risks arising from both business operations and economic conditions. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of debt funding and the use of derivative financial instruments. Specifically, the Company entered into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by expected cash payments principally related to borrowings and interest rates. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. The Company does not use derivatives for trading or speculative purposes.
Derivative Instruments
The Company has entered into three interest rate swap agreements to hedge the variable cash flows associated with certain existing or forecasted LIBO Rate-based variable-rate debt, including the Company’s Unsecured Credit Facility. The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The Company’s derivatives were used to hedge the variable cash flows associated with existing variable-rate debt and forecasted issuances of debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.
The following table sets forth a summary of the interest rate swaps at December 31, 2017 and December 31, 2016:

				Fair Value (1)		Current Notional Amount (2)
				December 31,
Derivative Instrument	Effective Date	Maturity Date	Interest Strike Rate	2017	2016	2017	2016
Assets/(Liabilities):
Interest Rate Swap	7/9/2015	7/1/2020	1.69%	$3,255	$(1,630)	$425	$425
Interest Rate Swap	1/1/2016	7/1/2018	1.32%	458	(907)	300	300
Interest Rate Swap (3)	7/1/2016	7/1/2018	1.50%	—	(564)	—	100
Total				$3,713	$(3,101)	$725	$825

(1)
The Company records all derivative instruments on a gross basis in the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of December 31, 2017, derivatives in a asset/liability position are included in the line item “Other assets/Accrued expenses and other liabilities,” respectively, in the consolidated balance sheets at fair value.

(2)	Represents the notional amount of swaps that are effective as of the balance sheet date of December 31, 2017 and 2016.

(3)
Effective as of November 1, 2017, the Operating Partnership novated the $100 million interest rate swap agreement to an affiliated party, Griffin Capital Essential Asset Operating Partnership II, L.P., for approximately nine-thousand dollars. At the date of novation, the Company accelerated the reclassification of amounts in other comprehensive income to earnings as a result of the hedged forecasted transactions becoming probable not to occur. The novation involved cash consideration that reflected the termination value of the trade at the time of novation.

The following table sets forth the impact of the interest rate swap on the consolidated statements of operations for the periods presented:

	Year Ended December 31,
	2017	2016
Interest Rate Swap in Cash Flow Hedging Relationship:
Amount of gain (loss) recognized in AOCI on derivatives (effective portion)	$3,035	$(6,253)
Amount of gain (loss) reclassified from AOCI into earnings under “Interest expense” (effective portion)	$3,856	$(8,286)
Amount of gain (loss) recognized in earnings under “Interest expense” (ineffective portion and amount excluded from effectiveness testing)	$(19)	$(70)

During the next twelve months, the Company estimates that an additional $0.8 million will be recognized from AOCI into earnings.
Certain agreements with the derivative counterparties contain a provision where if the Company defaults on any of the Company’s indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender within a specified time period, then the Company could also be declared in default on its derivative obligations.
As of December 31, 2017 and December 31, 2016, the fair value of interest rate swaps in a net asset position/net liabilities, which excludes any adjustment for nonperformance risk related to these agreements, was approximately $3.7 million and $3.1 million, respectively. As of December 31, 2017 and December 31, 2016, the Company had not posted any collateral related to these agreements.